SHORT TERM AND LONG-TERM DEBT - Short Term and Long-Term Debt Components (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Total debt	$ 1,805,103,000	$ 1,860,608,000
Current portion of debt	(112,688,000)	(111,614,000)
Long-term portion of debt issuance costs	(9,567,000)	(10,416,000)
Long-term debt	1,682,848,000	1,738,578,000
Floating rate long-term debt
Debt Instrument [Line Items]
Total debt	1,264,118,000	1,315,790,000
Floating rate long-term debt | $66 million term tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Face amount	66,000,000
Floating rate long-term debt | $140 million term tranche under the $290 Million Facility
Debt Instrument [Line Items]
Face amount	140,000,000
Total debt	92,792,000	100,054,000
Floating rate long-term debt | $90 million term tranche under the $270 Million Facility
Debt Instrument [Line Items]
Face amount	90,000,000
Total debt	65,486,000	73,658,000
Floating rate long-term debt | Flex Constellation $180 Million Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	180,000,000
Total debt	172,500,000	177,500,000
Floating rate long-term debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	330,000,000
Total debt	270,500,000	279,000,000
Floating rate long-term debt | Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	180,000,000
Total debt	151,182,000	155,966,000
Floating rate long-term debt | Flex Endeavour $160 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	160,000,000
Total debt	146,182,000	150,292,000
Floating rate long-term debt | Flex Courageous $175 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	175,000,000
Total debt	166,875,000	171,325,000
Floating rate long-term debt | Flex Resolute $175 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	175,000,000
Total debt	169,123,000	173,604,000
Line of credit
Debt Instrument [Line Items]
Total debt	413,675,000	413,675,000
Line of credit | $66 million term tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Total debt	29,478,000	34,391,000
Line of credit | Flex Enterprise $150 million facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	150,000,000
Line of credit | $290 million facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	290,000,000
Line of credit | $270 million facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	270,000,000
Line of credit | $84 million revolving tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Face amount	84,000,000
Total debt	83,675,000	83,675,000
Line of credit | $150 million revolving tranche under the $290 Million Facility
Debt Instrument [Line Items]
Face amount	150,000,000
Total debt	150,000,000	150,000,000
Line of credit | $180 million revolving tranche under the $270 Million Facility
Debt Instrument [Line Items]
Face amount	180,000,000
Total debt	180,000,000	180,000,000
Fixed rate long-term debt
Debt Instrument [Line Items]
Total debt	127,310,000	131,143,000
Fixed rate long-term debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	$ 127,310,000	$ 131,143,000